SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Accounts payable	$ 35,789,564	$ 39,201,642	$ 20,529,469
Accrued voyage expenses	3,427,481	3,839,531	4,484,588
Accrued interest		716,575	570,073
Other accrued liabilities		1,123,640	2,369,633
Total	$ 40,623,223	$ 45,878,378	$ 27,953,763